UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 51 JFK Parkway
         Short Hills, NJ 07078


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   973-379-6557

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Short Hills, NJ		11-14-05
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:  $1,669,662
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHANY CORP DEL             COM              017175100      441 1440.0000SH       SOLE                   1.0000         1439.0000
ANNALY MORTGAGE MANAGEMENT     COM              035710409    56828 4388300.0000SH    SOLE             3272100.0000        1116200.00
AT&T CORP COM                  COM              001957505      202 10200.0000SH      SOLE                                 10200.0000
BERKSHIRE HATHAWAY CL A        COM              084670108   387778 4729.0000SH       SOLE                3040.0000         1689.0000
BERKSHIRE HATHAWAY CL B        COM              084670207   118820 43508.0000SH      SOLE               14257.0000        29251.0000
CANADIAN NAT RES LTD COM       COM              136385101   173747 3844800.0000SH    SOLE             2361400.0000        1483400.00
CITIBANK WEST FSB-SCLP         COM              17306J202        1 12000.0000SH      SOLE                                 12000.0000
CITIGROUP                      COM              172967101      295 6479.0000SH       SOLE                   5.0000         6474.0000
COCA COLA CO                   COM              191216100      751 17397.0000SH      SOLE                  77.0000        17320.0000
COUNTRYWIDE FINANCIAL COM      COM              222372104    21520 652502.0000SH     SOLE              652502.0000
DAILY JOURNAL CORP COM         COM              233912104     1834 44725.0000SH      SOLE               35725.0000         9000.0000
ECHOSTAR COMMNTNS NEW CL A     COM              278762109   130550 4414956.0000SH    SOLE             2923706.0000        1491250.00
ETHAN ALLEN INTERIORS COM      COM              297602104    12951 413100.0000SH     SOLE              406100.0000         7000.0000
FEDERAL HOME LN MTG CP         COM              313400301    41713 738800.0000SH     SOLE              547200.0000        191600.000
FIRST UNION REAL ESTATE EQUITY COM              337400105     4908 1090665.0000SH    SOLE              584734.0000        505931.000
GOLDEN WEST FINL DEL COM       COM              381317106      466 7852.0000SH       SOLE                 266.0000         7586.0000
GYRODYNE CO AMER INC COM       COM              403820103      485 11026.0000SH      SOLE                 770.0000        10256.0000
HOMEFED CORP                   COM              43739D307    18584 320412.0000SH     SOLE              241295.0000        79117.0000
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     1358 16716.0000SH      SOLE                 133.0000        16583.0000
IDT CORP CL B                  COM              448947309    28043 2300500.0000SH    SOLE             2300500.0000
LEUCADIA NATL                  COM              527288104   335586 7786219.0000SH    SOLE             3956071.0000        3830148.00
MARKEL CORP                    COM              570535104      509 1541.0000SH       SOLE                   1.0000         1540.0000
MARSH & MCLENNAN COS COM       COM              571748102    23355 768500.0000SH     SOLE              681700.0000        86800.0000
MCI INC COM                    COM              552691107    37691 1483300.0000SH    SOLE              898000.0000        585300.000
MERCURY GENL CORP NEW          COM              589400100    53336 889074.0000SH     SOLE              307152.0000        581922.000
MERITOR SVGS BK PA COM         COM              590007100      229 43645.0000SH      SOLE                5000.0000        38645.0000
MICRON TECHNOLOGY INC          COM              595112103      266 20000.0000SH      SOLE                                 20000.0000
OVERSTOCK COM INC DEL COM      COM              690370101     3349 87315.0000SH      SOLE               87315.0000
POSCO SPONSORED ADR            COM              693483109    16968 300000.0000SH     SOLE              300000.0000
RLI CORP                       COM              749607107      231 5002.0000SH       SOLE                   2.0000         5000.0000
SAFETY INS GROUP INC COM       COM              78648T100    44084 1238649.0000SH    SOLE             1238649.0000
SEARS HLDGS CORP COM           COM              812350106    18664 150000.0000SH     SOLE              150000.0000
SYSTEMAX INC                   COM              871851101      264 37500.0000SH      SOLE                                 37500.0000
USA MOBILITY INC               COM              90341G103    72216 2676651.0000SH    SOLE             2676651.0000
WELLS FARGO & CO               COM              949746101     4217 72000.0000SH      SOLE                  50.0000        71950.0000
WELLSFORD REAL PPTYS COM       COM              950240101      215 11331.0000SH      SOLE                 275.0000        11056.0000
WESCO FINL CORP COM            COM              950817106      514 1502.0000SH       SOLE                   2.0000         1500.0000
WHITE MTNS INS GROUP LTD       COM              G9618E107    56693 93863.0000SH      SOLE               83500.0000        10363.0000